Convertible Debentures	6 Months Ended
Apr. 30, 2024
Convertible Debentures [Abstract]
CONVERTIBLE DEBENTURES	NOTE 13 – CONVERTIBLE DEBENTURES Interest expense related to convertible debentures that were repaid in June, 2023 was $239,325 for the six months ended April 30, 2023.